Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	$ 96	$ 100
Valuation allowance	130	100
Undistributed earnings of foreign subsidiaries	1,200
Deferred tax liabilities, undistributed foreign earnings	150
Tax reserves	109	106	$ 138	$ 119
Impact on effective tax rate if tax reserves were unnecessary	109
Accrued interest, related to income taxes in the balance sheet	39
Additional tax expense related to interest	6	$ 5
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	9
Unrealized capital loss	$ 34